Operating Units (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended				0 Months Ended					0 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended													3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		0 Months Ended			6 Months Ended	12 Months Ended	60 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended							0 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2011 Investment Funds [Member]	Apr. 29, 2011 Investment Funds [Member]	Jun. 30, 2012 Investment Funds [Member]	Dec. 31, 2011 Investment Funds [Member]	Dec. 31, 2010 Investment Funds [Member]	Jun. 30, 2011 Investment Funds [Member] Exit Facility [Member]	Jun. 30, 2012 ARI [Member]	Dec. 31, 2011 ARI [Member]	Apr. 30, 2012 Federal-Mogul [Member]	Feb. 29, 2012 Federal-Mogul [Member]	Jun. 30, 2012 Federal-Mogul [Member]	Jun. 30, 2011 Federal-Mogul [Member]	Jun. 30, 2012 Federal-Mogul [Member]	Jun. 30, 2011 Federal-Mogul [Member]	Dec. 31, 2011 Federal-Mogul [Member]	Dec. 31, 2010 Federal-Mogul [Member]	Dec. 31, 2009 Federal-Mogul [Member]	Jun. 30, 2012 CVR Energy, Inc. [Member]	Dec. 31, 2011 WPI [Member]	Apr. 30, 2011 Tropicana [Member]	Nov. 30, 2010 Tropicana [Member]	Jun. 30, 2012 Tropicana [Member] slot_machines table_games sqft hotel_rooms casinos	Dec. 31, 2011 Tropicana [Member]	Dec. 31, 2010 Tropicana [Member] hotel_rooms table_games slot_machines sqft	Nov. 15, 2010 Tropicana [Member]	Dec. 29, 2009 Tropicana [Member] Exit Facility [Member]	Jun. 30, 2012 Viskase [Member] manufacturing_facilities distribution_centers	Dec. 31, 2011 Viskase [Member] distribution_centers manufacturing_facilities	Jun. 30, 2012 Real Estate [Member] real_estate_properties	Dec. 31, 2011 Real Estate [Member] real_estate_properties	Dec. 31, 2010 Real Estate [Member]	Jun. 30, 2012 WestPoint Home [Member] Top five customers [Member]	Jun. 30, 2011 WestPoint Home [Member] Top five customers [Member]	Dec. 31, 2011 WestPoint Home [Member] Top five customers [Member]	Dec. 31, 2010 WestPoint Home [Member] Group of Customers, Group two [Member]	Dec. 31, 2009 WestPoint Home [Member] Group of Customers, Group two [Member]	Jun. 30, 2012 NEVADA Tropicana [Member] casinos	Jun. 30, 2012 MISSISSIPPI Tropicana [Member] casinos	Jun. 30, 2012 INDIANA Tropicana [Member] casinos	Jun. 30, 2012 LOUISIANA Tropicana [Member] casinos	Jun. 30, 2012 NEW JERSEY Tropicana [Member] casinos	Jun. 30, 2012 ARUBA Tropicana [Member] casinos	Jun. 30, 2012 MASSACHUSETTS Real Estate [Member] real_estate_property_units	Dec. 31, 2011 MASSACHUSETTS Real Estate [Member] real_estate_property_units	Jun. 30, 2012 FLORIDA Real Estate [Member] real_estate_property_units	Dec. 31, 2011 FLORIDA Real Estate [Member] real_estate_property_units	Jun. 30, 2012 Automotive Segment [Member]	Jun. 30, 2011 Automotive Segment [Member]	Jun. 30, 2012 Automotive Segment [Member]	Jun. 30, 2011 Automotive Segment [Member]	Dec. 31, 2011 Automotive Segment [Member]	Dec. 31, 2010 Automotive Segment [Member]	Dec. 31, 2009 Automotive Segment [Member]	Jun. 30, 2012 Energy Segment [Member]		Jun. 30, 2012 Energy Segment [Member]		May 04, 2012 Energy Segment [Member] CVR Partners, LP [Member]	May 04, 2012 Energy Segment [Member] CVR Energy, Inc. [Member]	Jun. 30, 2012 Energy Segment [Member] Crude Oil Gathering [Member]	Jun. 30, 2012 Energy Segment [Member] Nitrogen Fertilizer [Member] T	Dec. 31, 2011 Energy Segment [Member] Nitrogen Fertilizer [Member] T	Jun. 30, 2012 Energy Segment [Member] Nitrogen Fertilizer [Member] T	Jun. 30, 2012 Gaming Segment [Member]	Dec. 31, 2011 Gaming Segment [Member]	Jun. 30, 2011 Gaming Segment [Member]	Jun. 30, 2012 Gaming Segment [Member]	Jun. 30, 2011 Gaming Segment [Member]	Dec. 31, 2011 Gaming Segment [Member]	Dec. 31, 2010 Gaming Segment [Member]		Dec. 31, 2009 Gaming Segment [Member]	Jun. 30, 2012 Home Fashion Segment [Member]	Jun. 30, 2011 Home Fashion Segment [Member]	Jun. 30, 2012 Home Fashion Segment [Member]	Jun. 30, 2011 Home Fashion Segment [Member]	Dec. 31, 2011 Home Fashion Segment [Member]	Dec. 31, 2010 Home Fashion Segment [Member]	Dec. 31, 2009 Home Fashion Segment [Member]	Jun. 30, 2012 Coffeyville, Kansas [Member] Energy Segment [Member] Petroleum [Member] bbl	Jun. 30, 2012 Coffeyville, Kansas [Member] Energy Segment [Member] Pipeline Transportation of Crude Oil [Member] miles	Jun. 30, 2012 Wynnewood, Oklahoma [Member] Energy Segment [Member] Petroleum [Member] bbl	Jun. 30, 2012 Cushing, Oklahoma [Member] Energy Segment [Member] Petroleum [Member] bbl	Jul. 02, 2012 Pending Business Acquisition [Member] Federal-Mogul [Member]	Dec. 31, 2011 venezuala [Member] Automotive Segment [Member]	Jun. 30, 2012 PHILIPPINES Viskase [Member]	Jun. 30, 2012 Employee Severance [Member] Federal-Mogul [Member]	Dec. 31, 2011 Employee Severance [Member] Automotive Segment [Member]	Jun. 30, 2012 Facility Closing [Member] Federal-Mogul [Member]	Dec. 31, 2011 Facility Closing [Member] Automotive Segment [Member]	Aug. 08, 2005 WPI [Member] Home Fashion Segment [Member]	Nov. 15, 2010 Tropicana [Member]	Dec. 31, 2010 Tropicana [Member] Gaming Segment [Member]	Nov. 15, 2010 Tropicana [Member] Gaming Segment [Member]	Dec. 20, 2006 Series A Preferred Stock [Member] Home Fashion Segment [Member]	Dec. 20, 2006 Series A Preferred Stock [Member] WPI [Member] Home Fashion Segment [Member]	Dec. 20, 2006 Series B Preferred Stock [Member] Home Fashion Segment [Member]	Dec. 20, 2006 Series B Preferred Stock [Member] WPI [Member] Home Fashion Segment [Member]
Operting Unit Information [Line Items]
Special Profit Interest Allocation			$ 9,000,000				$ 45,000,000	$ 154,000,000
Incentive Allocation			7,000,000				5,000,000	0
Fair value of investment in Funds												2,100,000,000	3,100,000,000	2,600,000,000
Percentage of equity ownership in subsidiary																55.60%	55.50%					77.20%		77.20%			76.80%	100.00%		51.50%	65.10%	65.10%				71.40%																															70.00%
Gross accounts receivable factored																				207,000,000		207,000,000		203,000,000	211,000,000
Gross accounts receivable factored, qualifying as sales																				207,000,000		207,000,000		202,000,000	210,000,000
Outstanding transferred receivables for which cash had not yet been drawn																				0		0		0	1,000,000
Proceeds from factoring qualifying as sales																				363,000,000	510,000,000	776,000,000	923,000,000	1,700,000,000	1,300,000,000
Accounts receivable discount expense																				2,000,000	3,000,000	3,000,000	5,000,000	9,000,000	6,000,000	4,000,000
Maximum exposures to accounts receivable factoring and securitization facilities																				23,000,000		23,000,000		23,000,000	32,000,000
Cumulative restructuring charges																																																												157,000,000																										91,000,000											147,000,000		10,000,000
Restructuring accrual																																																												8,000,000	24,000,000
Restructuring charges	9,000,000	1,000,000		16,000,000	4,000,000	11,000,000	16,000,000	51,000,000												8,000,000	0	14,000,000	1,000,000	5,000,000	8,000,000	32,000,000																														8,000,000	0	14,000,000	1,000,000	5,000,000	8,000,000	32,000,000	0	[1]	0	[1]							0		0	0	0	0	0			1,000,000	1,000,000	2,000,000	3,000,000	6,000,000	8,000,000	19,000,000
Payments for Restructuring																																																												21,000,000
Restructuring Reserve, Accrual Adjustment																								4,000,000	8,000,000	47,000,000
foreign currency exchange expense, devaluation of venezual currency																																																													25,000,000
Cash and cash equivalents	3,209,000,000	2,607,000,000		3,209,000,000	2,607,000,000	2,278,000,000	2,963,000,000	2,256,000,000	2,917,000,000																																															716,000,000		716,000,000		953,000,000	1,105,000,000		693,000,000		693,000,000								225,000,000	150,000,000		225,000,000		150,000,000	154,000,000			63,000,000		63,000,000		55,000,000	32,000,000							12,000,000
Impairment	32,000,000	3,000,000		34,000,000	3,000,000	71,000,000	12,000,000	41,000,000																																																28,000,000	3,000,000	29,000,000	3,000,000	48,000,000	2,000,000	17,000,000	0	[1]	0	[1]							2,000,000		0	2,000,000	0	5,000,000	0			2,000,000	0	3,000,000	0	18,000,000	9,000,000	8,000,000
Indefinite-lived Intangible Assets, Impairment Losses																																																												37,000,000
Impairment of property, plant, and equipment				19,000,000		32,000,000	7,000,000																																																					11,000,000	7,000,000													5,000,000
Goodwill, Impairment Loss																																																													5,000,000
Restructuring and Related Cost, Expected Cost						2,000,000																42,000,000																																																																										31,000,000		11,000,000
Cash advances from insurance carrier																		5,000,000	25,000,000
Insurance recoverables																				0		0		21,000,000
Business Acquisition, Expected Annualized Revenue Increase																																																																																													80,000,000
Barrels per day																																																																					40,000																				115,000	145,000	70,000
Crude oil pipeline, length, miles																																																																																										350
Storage capacity, barrels of oil																																																																																									1,200,000		500,000	1,000,000
Production, Barrels of Oil, Leased Storage Capacity																																																																																												3,300,000
Tons of ammonia per day																																																																						1,225		1,225
Tons of UAN per day																																																																						2,025		2,025
Cubic feet of hydrogen per day																																																																						84,000,000		84,000,000
Tons of ammonia																																																																							411,189
Ammonia upgraded into UAN, percentage																																																																							72.00%
Tons of UAN																																																																							714,130
Plant expansion program, term, years																																																																						2 years
Planned annual increase in UAN production, next two years																																																																						400,000		400,000
Planned annual increase in UAN production, next two years, percentage																																																																						50.00%		50.00%
Percentage of pet coke utilized by nitrogen fertlizer plant produced and supplied by subsidiary																																																																								70.00%
Number of casinos operated by subsidiary																															8															3	1	1	1	1	1
Square feet of gaming space																															381,000		414,000
Number of slot machines																															7,128		7,583
Number of table games																															229		231
Number of hotel rooms																															6,045		6,060
Shares of stock acquired in subsidiary																																		668,000
Shares of subsidiary stock owned																																		13,538,446
Distribution-in-kind received, shares											13,538,446
Distribution-in-kind received, value											216,000,000				71,000,000
Redemption value of limited and general partnership interest in subsidiary										71,000,000	216,000,000
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent																													27,000,000
Consolidation, Less than Wholly Owned Subsidiary, Non-controlling Interest, Changes, Due to additional interests acquired by controlling enity																													27,000,000
Percentage of loans held by related entity																																			50.00%
Acquisition-date fair value of equity interest in Tropicana held by Icahn Enterprises Holdings immediately before the acquisition date																																																																																																					251,000,000
Business acquisition, step acquisition, remeasurement gain on previously held equity interest																																																																																																					74,000,000	16,000,000 [2]
Manufacturing facilities operated by subsidiary																																				8	7
Distribution centers operated by subsidiary																																				10	10
Percentage of net sales from customers located outside the United States																																				69.00%	71.00%
Capital investment, including machinery	232,000,000	103,000,000		429,000,000	218,000,000	481,000,000	422,000,000	230,000,000																																																93,000,000	77,000,000	223,000,000	177,000,000	348,000,000	251,000,000	176,000,000	31,000,000	[1]	31,000,000	[1]							11,000,000		10,000,000	23,000,000	13,000,000	34,000,000	6,000,000	[3]	0	0	0	0	0	0	2,000,000	2,000,000							5,000,000
Total capital investment to date on project																																																																																															11,000,000
Anticipated additional equipment expenditures for remainder of 2012 through December 31, 2016																																																																																															5,000,000
Number of rental real estate properties																																						30	30
Number of Units of Residential Housing in Future Development																																																				324	324	870	870
Pledged net investment in financing leases and net rental real estate leasted to others																																						75,000,000	77,000,000	106,000,000
Percentage of subsidiary net sales attributable to top customers																																									61.00%	52.00%	63.00%	64.00%	59.00%
Future Minimum Lease Receipts [Abstract]
2012						52,000,000
2013						52,000,000
2014						48,000,000
2015						48,000,000
2016						46,000,000
Thereafter						178,000,000
Future minimum required payments, financing and operating leases						424,000,000
Business Acquisition, Common Shares Acquired																																																																																																				13,200,000
Business Acquisition, Percentage of Voting Interests Acquired																																																																																																				67.70%
Common Stock, Shares, Outstanding																																																																																																				19,500,000
Rights to acquire additional interest in consolidated subsidiary																																																																																																				10,500,000
Rights to acquire additional interest in consolidated subsidiary, price per share																																																																																																				$ 8.772
Business combination, preferred shares acquired																																																																																																									1,000,000		1,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid																																																																																																							$ 9,000,000		$ 100,000,000		$ 100,000,000
Business Acquisition, Share Price																																																																				$ 30																																					$ 100		$ 100
Preferred stock dividend rate																																																																																																									4.50%		4.50%
Preferred stock conversion price per share																																																																																																								$ 10.50		$ 10.50

[1]	We consolidated CVR effective May 4, 2012.
[2]	Included in other income (loss), net in our consolidated statements of operations.
[3]	Gaming results are for the period November 15, 2010 through December 31, 2010.